Supplemental Cash Flow Information - Assets, Liabilities and Other Items of Camera Application Business Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions	May 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		¥ 190,649	¥ 174,707
Cash and cash equivalents		123,606	134,698	¥ 33,652	¥ 20,254
Non-current assets		112,790	81,382
Current liabilities		(101,417)	(86,436)
Non-current liabilities		¥ (12,045)	¥ (8,630)
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets	¥ 603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)
Net assets transferred	207
Consideration received	10,651
Gain on transfer	¥ 10,444